Long-term Investments (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2020
Long-term Investments
Equity ownership percentage in privately-held company (in %)	17.60%				4.00%
Cash consideration paid under the cost method investment	$ 60,000.00			$ 57,433
Amount acquired		$ 1,000.000	$ 10,000.00
Impairment loss of securities without readily determinable fair value		$ 0	$ 0
Share of loss in equity method investment				$ 62,217